Derivative Financial Instruments (Schedule Of Income Effect Of Derivative Instruments In Cash Flow Hedges) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Derivative Instruments, Gain (Loss) [Line Items]
Effective Portion Recognized in OCI	$ (544)	$ 101	$ (662)
Effective Portion Reclassified from Accumulated OCI to Net Income	(803)	(771)	(1,888)
Revenues | Foreign Exchange Contract
Derivative Instruments, Gain (Loss) [Line Items]
Effective Portion Recognized in OCI			2
Effective Portion Reclassified from Accumulated OCI to Net Income		3	13
Interest Expense | Interest Rate Swap Contracts
Derivative Instruments, Gain (Loss) [Line Items]
Effective Portion Recognized in OCI	(76)	(175)	(943)
Effective Portion Reclassified from Accumulated OCI to Net Income	(316)	(963)	(2,193)
Interest Expense | Cross Currency Interest Rate Contract
Derivative Instruments, Gain (Loss) [Line Items]
Effective Portion Recognized in OCI	(468)	276	279
Effective Portion Reclassified from Accumulated OCI to Net Income	(43)	(175)	(142)
Foreign Currency Gain (Loss) | Cross Currency Interest Rate Contract
Derivative Instruments, Gain (Loss) [Line Items]
Effective Portion Reclassified from Accumulated OCI to Net Income	$ (444)	$ 364	$ 434